ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 8 — ACCRUED LIABILITIES AND OTHER PAYABLES

Other payable and accruals comprise the following amounts relating to the operation of the Company for the year ended June 30, 2025 and 2024:

	As of June 30,
	2025	2024
Payroll, commission, mandatory provident fund (“MPF”) and staff benefits	$442,912	$497,020
Credit card payable	246,374	200,446
Audit fees payable	207,238	59,025
Doctor’s fee payable	517,314	445,132
Rental fee payable	169,263	249,112
Utilities payable	690	4,359
Other payables	116,416	111,253
Total	$1,700,207	$1,566,347